Basis for preparation and presentation of consolidated financial statements (Details 3) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)
Change in presentation currency impact
Cash generated from operating activities	$ 68,984		$ 59,291		$ 5,352
Cash flows from investing activities	(9,937)		13,279		(16,790)
Cash flows from financing activities	(35,970)		(67,274)		18,301
Net increase in cash and cash equivalents	23,077		5,296		6,863
Cash and cash equivalents as of January 1st	43,715		35,596		24,322
Exchange variation effect on cash and cash equivalents	(10,171)		2,823		4,411
Cash and cash equivalents as of December 31st	56,621		43,715		35,596
Previously stated
Change in presentation currency impact
Cash generated from operating activities | R$		R$ 295,242		R$ 36,092
Cash flows from investing activities | R$		66,189		(82,560)
Cash flows from financing activities | R$		(333,315)		100,663
Net increase in cash and cash equivalents | R$		28,116		54,195
Cash and cash equivalents as of January 1st | R$		185,727		135,727
Exchange variation effect on cash and cash equivalents | R$		(2,205)		(4,195)
Cash and cash equivalents as of December 31st | R$		R$ 211,638		R$ 185,727
Increase (decrease) due to voluntary changes in accounting policy
Change in presentation currency impact
Cash generated from operating activities			(235,951)		(30,740)
Cash flows from investing activities			(52,910)		65,770
Cash flows from financing activities			266,041		(82,362)
Net increase in cash and cash equivalents			(22,820)		(47,332)
Cash and cash equivalents as of January 1st	$ (167,923)		(150,131)		(111,405)
Exchange variation effect on cash and cash equivalents			5,028		8,606
Cash and cash equivalents as of December 31st			$ (167,923)		$ (150,131)